1. Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Delinquent period for discontinuance of accrual of interest on loan	90 days
Period for credit card and other personal loans to be charged off past due, maximum	180 days
Useful life of junior subordinated debt securities	30 years
Foreclosed assets	$ 7,834	$ 16,639
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life of purchased software costs	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life of purchased software costs	5 years